Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
Future minimum obligations under polysilicon supply agreements with Supplier B, amounted to RMB 5,477,415 (US$ 796,656) as of December 31, 2018, are as follows:

Year ended December 31,	RMB	US$
2019	701,137	101,976
2020	701,137	101,976
2021	701,137	101,976
2022	701,137	101,976
2023	701,137	101,976
Thereafter	1,971,730	286,776
Total	5,477,415	796,656